united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

James Ash

c/o Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/16

Item 1. Reports to Stockholders.

Investment Adviser
North Country Investment Advisers, Inc.
250 Glen Street
Glens Falls, NY 12801

Administrator and
Fund Accountant
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Investor Information: (888) 350-2990

The North Country Funds

Equity Growth Fund
Intermediate Bond Fund

Semi-Annual Report
May 31, 2016

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The North Country Funds
SEMIANNUAL REPORT

May 31, 2016

ECONOMIC SUMMARY (Unaudited)

U.S. economic activity continues to improve following a slow start to the year. We expect modest economic growth for the U.S in 2016, with gross domestic product increasing between 2.00% to 2.50%. Although limited, U.S. economic data continues to show slow and steady improvement.

U.S. equity markets are holding steady despite varying opinions on the current and prospective state of the economy. Although commodities prices have rebounded sharply from lows in February, helping to moderate market volatility, headwinds remain, including: the United Kingdom’s vote to leave the European Union, China’s economic growth, the potential for a Federal Reserve interest rate hike, and decelerating corporate profit growth in the U.S.

We expect continued, modest improvement in the U.S. labor market and for inflation to remain below the Federal Reserve’s 2.00% target throughout 2016. We anticipate that the pace of any increases in the Federal Reserve’s target rate will be both slow and measured. While we expect that interest rates will gradually trend higher, we do not foresee the ten year U.S. Treasury yield rising above 2.50% in 2016.

The North Country Equity Growth Fund

For the six months and one year periods ended May 31, 2016, The North Country Equity Growth Fund returned -2.21% and 0.04% while the S&P 5001 returned 1.93% and 1.72% respectively. On an annualized basis, the three, five, and ten year total returns for The North Country Equity Growth Fund were 9.86%, 9.99% and 5.89% versus the S&P 500 at 11.06%, 11.67% and 7.41% respectively.

The equity markets have experienced heightened volatility since the start of the year. Concerns over a slowing global economy, falling oil prices, the U.S. presidential election and geopolitical unrest have been just a few issues that equity investors have had to contend with to start the year. In addition, U.S. corporate profit growth has slowed in 2016. The North Country Equity Growth Fund’s tilt towards growth has detracted from performance as the more defensive, interest sensitive sectors have outperformed.

The North Country Equity Growth Fund began the fiscal year in December 2015 with an over-weight in the consumer discretionary, healthcare, and information technology sectors, relative to the S&P 500. We carried a marketweight in financials and the material sectors. The

[1]	The S&P 500 is an unmanaged market capitalization-weighted index of common stocks. You cannot invest directly in an index.

telecommunications, industrials, utility, energy, and consumer staples sectors were at an underweight.

In March 2016, the health care sector was reduced to a marketweight from overweight due to valuations and earnings expectations. In addition, there is concern surrounding the U.S. presidential election since the candidates have mentioned changing drug pricing and other elements of the healthcare system. The energy sector was increased from an underweight to marketweight. Oil prices had appeared to bottom in the first quarter, and valuations were attractive.

Despite the heightened volatility and the slow start to the year for the U.S. economy, we continue to favor growth over value and look for opportunities for stocks that offer attractive growth rates at reasonable prices. We continue to overweight consumer discretionary and information technology sectors, as growth rates and valuations remain attractive in this current environment.

The North Country Intermediate Bond Fund

The North Country Intermediate Bond Fund returned 2.64% for the six month period ending May 31, 2016; while its benchmark, the Barclays U.S. Aggregate Bond Index returned 3.12%. Effective April 1, 2015, The North Country Intermediate Bond Fund changed its benchmark from the Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index to the Barclays U.S. Aggregate Bond Index. The North Country Intermediate Bond Fund had annualized total returns for the one year, three year, five year and ten year periods ending May 31, 2016 of 2.53%, 1.70%, 2.24% and 3.26% while the Barclays U.S. Aggregate Bond Index returned 2.99%, 2.91%, 3.33% and 4.97% for the respective time periods. The returns of the Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index for the one year, three year, five year and ten year periods ending May 31, 2016 were 2.29%, 1.96%, 2.40% and 4.08% for the respective time periods.

The North Country Intermediate Bond Fund underperformed its benchmark for the six-month and one year periods ending May 31, 2016 due to the fund maintaining an average maturity shorter than that of the Barclays U.S. Aggregate Bond Index during a period in which interest rates in general declined.

For the three year and five year periods ending May, 31, 2016 the North Country Intermediate Bond Fund underperformed its current and prior benchmarks as we sought to benefit from opportunities for attractive yields in corporate bonds by maintaining an overweight in corporate bonds relative to our benchmark.

The relative investment performance for the ten-year period ending May 31, 2016 was impacted by the fund maintaining a shorter than benchmark duration during the period from September 2005 into the first quarter of 2007, when the yield curve was at first flat and then inverted. These occurrences negatively impacted the returns of short-term bonds, those maturing within two years, relative to longer term bonds, those maturing in ten years or beyond, and consequently our performance relative to our benchmark was negatively impacted.

Equity Growth Fund:

Annual Fund Operating Expenses:	(As a Percentage of Net Assets)
Total Annual Operating Expenses:	1.03%

Intermediate Bond Fund:

Annual Fund Operating Expenses:	(As a Percentage of Net Assets)
Total Annual Operating Expenses:	0.84%

Average Annual Total Returns as of March 31, 2016 (Latest Calendar Quarter)

	1 Year	5 Years	10 Years

North Country Equity Growth Fund	-0.52%	9.90%	5.50%

North Country Intermediate Bond Fund	1.85%	2.65%	3.26%

Average Annual Total Returns as of May 31, 2016 (Fiscal First Half)

	1 Year	5 Years	10 Years

North Country Equity Growth Fund	0.04%	9.99%	5.89%

North Country Intermediate Bond Fund	2.53%	2.24%	3.26%

Performance data quoted above is historical and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling 1-888-350-2990. Information provided is unaudited.

The views expressed are as May 31, 2016 and are those of the adviser, North Country Investment Advisers, Inc. The views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or the North Country Funds.

Not FDIC insured. Not obligations of or guaranteed by the bank. May involve investment risks, including possible loss of the principal invested.

5340-NLD-06/21/2016

North Country Equity Growth Fund
Portfolio Summary (Unaudited)
May 31, 2016

Industries	% of Net Assets	Industries	% of Net Assets
Common Stock	97.9%	Airlines	1.3%
Internet	15.0%	Healthcare-Services	1.3%
Banks	12.9%	Chemicals	1.3%
Software	7.4%	Auto Manufacturers	1.2%
Retail	7.1%	Miscellaneous Manufacturing	1.2%
Pharmaceuticals	6.0%	Beverages	1.1%
Diversified Financial Services	5.3%	Machinery-Diversified	1.1%
Biotechnology	5.2%	Cosmetics/Personal Care	1.0%
Oil & Gas	4.9%	Oil & Gas Services	1.0%
Computers	3.8%	Electric	0.9%
Apparel	3.1%	Electronics	0.9%
Food	3.1%	Commercial Services	0.7%
Transportation	2.9%	Telecommunications	0.7%
Building Materials	2.6%	Healthcare-Products	0.4%
Media	2.3%	Money Market Fund	1.9%
Insurance	2.2%	Other assets in excess of liabilities	0.2%
		Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets	Top Ten Holdings	% of Net Assets
Amazon.com, Inc.	4.3%	Salesforce.com, Inc.	2.4%
Apple, Inc.	3.8%	Alphabet, Inc. - Class A	2.4%
Facebook, Inc.	3.7%	Microsoft Corp.	2.1%
Visa, Inc.	3.7%	Wells Fargo & Co.	1.8%
Alphabet, Inc. - Class C	2.5%	Berkshire Hathaway, Inc.	1.7%

North Country Intermediate Bond Fund
Portfolio Summary (Unaudited)
May 31, 2016

Industries	% of Net Assets	Industries	% of Net Assets
Corporate Bonds	58.6%	Computers	1.2%
Banks	15.0%	Semiconductors	1.0%
Telecommunications	7.3%	Healthcare-Services	1.0%
Oil & Gas	4.4%	Transportation	1.0%
Chemicals	3.4%	Iron / Steel	0.7%
Healthcare-Products	3.2%	Media	0.7%
Pharmaceutical	2.8%	Miscellaneous Manufacturing	0.7%
Software	2.3%	Oil & Gas Services	0.6%
Electrical Components & Equipment	2.0%	Household Products/Wares	0.6%
Retail	2.0%	Biotechnology	0.3%
Electric	2.0%	Beverages	0.3%
Aerospace / Defense	1.9%	U.S. Government Agency Obligations	37.6%
Diversified Financial Services	1.6%	Government Agencies	37.6%
Insurance	1.3%	Money Market Fund	3.1%
Food	1.3%	Other Assets Less Liabilities	0.7%
		Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets
Federal Home Loan Bank, 1.75%, due 12/14/18	3.1%
Federal Home Loan Bank, 2.795%, due 10/17/23	2.6%
Federal Home Loan Bank, 2.5%, due 12/9/22	2.6%
Federal Farm Credit Bank, 2.35%, due 8/14/24	2.5%
AT&T, 3.0%, due 2/15/22	2.2%
Wells Fargo & Co 3.45%, due 2/13/23	1.9%
Federal National Mortgage Association 1.625%, due 11/27/18	1.9%
American Express Centurion 5.95%, due 6/12/17	1.4%
Verizon Communications, Inc., 5.15%, due 9/15/23	1.4%
Cisco Systems, Inc., 3.50%, due 6/15/25	1.4%

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2016

		Fair
Shares		Value
COMMON STOCK - 97.9%
Airlines - 1.3%
40,000	Southwest Airlines Co.	$1,699,200

Apparel - 3.1%
20,000	Skechers U.S.A., Inc. *	623,400
45,500	Under Armour, Inc. - Class A *	1,716,715
45,500	Under Armour, Inc. - Class C *	1,591,135
		3,931,250
Auto Manufacturers - 1.2%
7,000	Tesla Motors, Inc. *	1,562,610

Banks - 12.9%
50,000	BB&T Corp.	1,818,500
125,385	Bank of America Corp.	1,854,444
15,000	Bank of New York Mellon Corp.	630,900
20,000	Capital One Financial Corp.	1,464,800
35,000	Citigroup, Inc.	1,629,950
10,000	Goldman Sachs Group, Inc.	1,594,800
32,000	JPMorgan Chase & Co.	2,088,640
60,000	Morgan Stanley	1,642,200
32,300	US Bancorp	1,383,086
45,000	Wells Fargo & Co.	2,282,400
		16,389,720
Beverages - 1.1%
14,200	PepsiCo, Inc.	1,436,614

Biotechnology - 5.2%
12,500	Amgen, Inc.	1,974,375
6,000	Biogen, Inc. *	1,738,380
11,000	Celgene Corp. *	1,160,720
20,000	Gilead Sciences, Inc.	1,741,200
		6,614,675
Building Materials - 2.6%
55,000	Masco Corp.	1,795,200
12,500	Vulcan Materials Co.	1,459,375
		3,254,575
Chemicals - 1.3%
5,000	Ecolab, Inc.	586,200
8,000	International Flavors & Fragrances, Inc.	1,032,000
		1,618,200
Commercial Services - 0.7%
25,000	PayPal Holdings, Inc. *	944,750

Computers - 3.8%
48,000	Apple, Inc.	4,793,280
		Fair
Shares		Value
Cosmetics/Personal Care - 1.0%
15,500	Procter & Gamble Co.	$1,256,120

Diversified Financial Services - 5.3%
3,570	BlackRock, Inc.	1,298,945
2,500	Intercontinental Exchange, Inc.	677,800
60,000	Visa, Inc.	4,736,400
		6,713,145
Electric - 0.9%
10,000	NextEra Energy, Inc.	1,201,200

Electronics - 0.9%
10,000	Honeywell International, Inc.	1,138,300

Food - 3.1%
20,000	General Mills, Inc.	1,255,600
28,000	Hain Celestial Group, Inc. *	1,384,320
35,000	Kroger Co.	1,251,600
		3,891,520
Healthcare-Products - 0.4%
5,000	Stryker Corp.	555,800

Healthcare-Services - 1.3%
12,500	UnitedHealth Group, Inc.	1,670,875

Insurance - 2.2%
10,000	American International Group, Inc.	578,800
15,500	Berkshire Hathaway, Inc. *	2,178,370
		2,757,170
Internet - 15.0%
4,000	Alphabet, Inc. - Class A *	2,995,400
4,261	Alphabet, Inc. - Class C *	3,134,903
7,500	Amazon.com, Inc. *	5,420,925
40,000	Facebook, Inc. *	4,752,400
18,000	Netflix, Inc. *	1,846,260
60,000	Twitter, Inc. *	913,200
		19,063,088
Machinery-Diversified - 1.1%
11,897	Cummins, Inc.	1,361,850

Media - 2.3%
15,345	Walt Disney Co.	1,522,531
25,000	Discovery Communications, Inc. *	696,250
10,000	Time Warner, Inc.	756,600
		2,975,381
Miscellaneous Manufacturing - 1.2%
50,000	General Electric Co.	1,511,500

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2016

		Fair
Shares		Value
Oil & Gas - 4.9%
15,000	Apache Corp.	$857,100
12,500	Chevron Corp.	1,262,500
24,750	ConocoPhillips	1,083,803
5,000	EOG Resources, Inc.	406,800
12,000	Exxon Mobil Corp.	1,068,240
20,000	Phillips 66	1,607,200
		6,285,643
Oil & Gas Services - 1.0%
10,000	Baker Hughes, Inc.	463,800
10,000	Schlumberger Ltd.	763,000
		1,226,800
Pharmaceuticals - 6.0%
20,000	AmerisourceBergen Corp.	1,499,600
15,000	Bristol-Myers Squibb Co.	1,075,500
15,000	Johnson & Johnson	1,690,350
27,900	Merck & Co., Inc.	1,569,654
52,000	Pfizer, Inc.	1,804,400
		7,639,504
Retail - 7.1%
16,000	CVS Health Corp.	1,543,200
13,000	Costco Wholesale Corp.	1,934,010
20,000	Dick’s Sporting Goods, Inc.	858,000
12,500	Domino’s Pizza, Inc.	1,511,000
12,500	Genuine Parts Co.	1,211,500
10,000	Starbucks Corp.	548,900
22,500	Wal-Mart Stores, Inc.	1,592,550
		9,199,160
		Fair
Shares		Value
Software - 7.4%
17,500	Activision Blizzard, Inc.	$687,050
32,500	Cerner Corp. *	1,807,325
15,000	Check Point Software Technologies Ltd. *	1,274,550
50,000	Microsoft Corp.	2,650,000
36,000	Salesforce.com, Inc. *	3,013,560
		9,432,485
Telecommunications - 0.7%
16,540	Verizon Communications, Inc.	841,886

Transportation - 2.9%
11,500	FedEx Corp.	1,897,154
10,000	Union Pacific Corp.	841,900
9,000	United Parcel Service, Inc.	927,810
		3,666,864

TOTAL COMMON STOCK (Cost - $82,214,522)		124,633,165

MONEY MARKET FUND - 1.9%
2,523,222	BlackRock Liquidity TempCash
	Fund - Dollar Shares, 0.01% (a)	2,523,222
TOTAL MONEY MARKET FUND (Cost - $2,523,222)		2,523,222

TOTAL INVESTMENTS - 99.8% (Cost - $84,737,744) (b)		$127,156,387
Other assets less liabilities - 0.2%		198,718
TOTAL NET ASSETS - 100.0%		$127,355,105

*	Non-income producing security.

(a)	Variable rate yield; the coupon rate shown represents the rate as of May 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $84,742,234 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$43,947,501
Unrealized Depreciation:	(1,533,348)
Net Unrealized Appreciation	$42,414,153

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2016

Principal		Fair
Amount		Value
CORPORATE BONDS - 58.6%
Aerospace / Defense - 1.9%
	General Dynamics Corp.
$500,000	2.25%, due 11/15/22	$503,780
	Lockheed Martin Corp.
500,000	3.35%, due 9/15/21	527,938
	Rockwell Collins, Inc.
500,000	5.25%, due 7/15/19	556,765
		1,588,483
Banks - 15.0%
	American Express Centurion
1,100,000	5.95%, due 6/12/17	1,149,125
	Bank of America Corp.
500,000	2.65%, due 4/1/19	508,731
1,000,000	4.00%, due 1/22/25	1,004,412
	BB&T Corp.
500,000	5.25%, due 11/1/19	550,166
	Goldman Sachs Group, Inc.
500,000	2.90%, due 7/19/18	511,175
500,000	3.625%, due 1/22/23	519,051
	JPMorgan Chase & Co.
250,000	2.35%, due 1/28/19	254,092
1,000,000	3.875%, due 9/10/24	1,025,997
1,000,000	3.125%, due 1/23/25	1,009,715
	Morgan Stanley
500,000	2.125%, due 4/25/18	504,237
500,000	2.20%, due 12/7/18	504,576
500,000	2.50%, due 1/24/19	508,217
500,000	5.50%, due 7/28/21	564,737
	US Bancorp.
500,000	3.60%, due 9/11/24	526,931
500,000	3.10%, due 4/27/26	504,295
	Wells Fargo & Co.
1,500,000	3.45%, due 2/13/23	1,536,328
1,000,000	3.00%, due 2/19/25	1,003,225
		12,185,010
Beverages - 0.3%
	Coca-Cola Enterprises, Inc.
250,000	3.50%, due 9/15/20	262,830

Biotechnology - 0.3%
	Amgen, Inc.
250,000	3.45%, due 10/1/20	265,291

Chemicals - 3.4%
	Air Products & Chemicals, Inc.
500,000	3.00%, due 11/3/21	522,749
500,000	2.75%, due 2/3/23	503,511
Principal		Fair
Amount		Value
Chemicals - 3.4% (Continued)
	El du Pont de Nemours & Co.
$500,000	3.625%, due 1/15/21	$532,621
500,000	2.8%, due 2/15/23	502,460
	Praxair, Inc.
500,000	2.45%, due 2/15/22	509,537
		2,570,878
Computers - 1.2%
	Hewlett-Packard Co.
1,000,000	3.75%, due 12/1/20	1,051,339

Diversified Financial Services - 1.6%
	American Express Co.
1,000,000	1.55%, due 5/22/18	1,000,621
	Ameriprise Financial, Inc.
250,000	5.30%, due 3/15/20	277,191
		1,277,812
Electric - 2.0%
	Duke Energy Corp.
1,000,000	3.55%, due 9/15/21	1,055,264
	Duke Energy Florida, Inc.
250,000	3.10%, due 8/15/21	262,983
	Exelon Generation Co. LLC
250,000	4.00%, due 10/1/20	263,507
		1,581,754
Electrical Components & Equipment - 2.0%
	Emerson Electric Co.
1,000,000	5.375%, due 10/15/17	1,052,978
500,000	4.875%, due 10/15/19	553,718
		1,606,696
Food - 1.3%
	Campbell Soup Co.
500,000	4.50%, due 2/15/19	539,154
	Kroger Co.
500,000	3.30%, due 1/15/21	526414
		1,065,568
Healthcare-Products - 3.2%
	Abbott Laboratories
500,000	4.50%, due 4/1/19	546,835
	Baxter International, Inc.
500,000	4.50%, due 8/15/19	537,126
1,000,000	3.20%, due 6/15/23	1,008,720
	Stryker Corp.
500,000	4.375%, due 1/15/20	540,353
		2,633,034
Healthcare-Services - 1.0%
	UnitedHealth Group, Inc.
500,000	1.625%, due 3/15/19	502,657
250,000	4.70%, due 2/15/21	279,366
		782,023

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

 INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

May 31, 2016

Principal		Fair
Amount		Value
Household Products/Wares - 0.6%
	Kimberly Clark Corp.
$500,000	2.40%, due 3/1/22	$511,172

Insurance - 1.3%
	Aflac, Inc.
1,000,000	4.00%, due 2/15/22	1,087,604

Iron / Steel - 0.7%
	Nucor Corp.
500,000	5.85%, due 6/1/18	536,586

Media - 0.7%
	Comcast Corp.
250,000	5.7%, due 7/1/19	280,662
	Walt Disney Co.
250,000	1.10%, due 12/1/17	250,429
		531,091
Miscellaneous Manufacturer - 0.7%
	General Electric Co.
500,000	3.10%, due 1/9/23	526,848

Oil & Gas - 4.4%
	BP Capital Markets PLC
500,000	2.237%, due 5/10/19	507,053
1,000,000	2.75%, due 5/10/23	985,856
1,000,000	3.535%, due 11/4/24	1,023,813
	EOG Resources, Inc.
1,000,000	4.10%, due 2/1/21	1,066,362
		3,583,084
Oil & Gas Services - 0.6%
	Schlumberger Investment SA
500,000	3.30%, due 9/14/21	521,162

Pharmaceutical - 2.8%
	Eli Lilly & Co.
250,000	1.95%, due 3/15/19	255,064
	Merck & Co., Inc.
1,000,000	2.80%, due 5/18/23	1,030,434
	Teva Pharmaceutical Finance Co.
1,000,000	2.95%, due 12/18/22	993,970
		2,279,468

Retail - 2.0%
	Lowe’s Co., Inc.
1,000,000	4.625%, due 4/15/20	1,095,005
	McDonald’s Corp.
500,000	2.625%, due 1/15/22	511,175
		1,606,180
Principal		Fair
Amount		Value
Semiconductors - 1.0%
	Intel Corp.
$750,000	3.30%, due 10/1/21	$802,314

Software - 2.3%
	Oracle Corp.
200,000	5.00%, due 7/08/19	221,332
1,000,000	3.625%, due 7/15/23	1,082,210
500,000	3.40%, due 7/8/24	530,172
		1,833,713
Telecommunications - 7.3%
	AT&T, Inc.
1,800,000	3.00%, due 2/15/22	1,811,454
	Cisco Systems, Inc.
500,000	4.95%, due 2/15/19	547,190
1,000,000	3.50%, due 6/15/25	1,098,858
	Verizon Communications, Inc.
500,000	4.60%, due 4/1/21	555,746
1,000,000	5.15%, due 9/15/23	1,148,739
500,000	4.15%, due 3/15/24	541,821
	Vodafone Group PLC
250,000	4.375%, due 3/16/21	270,245
		5,974,053
Transportation - 1.0%
	Union Pacific Corp.
500,000	2.75%, due 4/15/23	515,052
	United Parcel Service, Inc.
250,000	3.125%, due 1/15/21	266,272
		781,324

TOTAL CORPORATE BONDS (Cost - $46,386,269)		$47,445,317

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.6%
Government Agencies - 37.6%
	Federal Farm Credit Bank
1,000,000	1.125%, due 12/18/17	1,047,326
1,000,000	4.67%, due 2/27/18	1,063,305
1,000,000	1.29%, due 11/19/18	1,005,912
500,000	1.62%, due 4/23/20	497,522
1,000,000	1.66%, due 9/17/20	1,009,312
1,000,000	2.53%, due 12/26/23	1,012,454
500,000	2.28%, due 10/30/24	500,239
2,000,000	2.35%, due 8/14/24	2,056,533
		8,192,603
	Federal Home Loan Bank
2,000,000	1.125%, due 12/8/17	2,090,297
2,500,000	1.75%, due 12/14/18	2,544,801
250,000	2.0%, due 9/13/19	256,657
500,000	2.875%, due 9/11/20	530,306
1,000,000	1.875%, due 12/11/20	1,026,433
1,000,000	3.125%, due 12/11/20	1,074,076

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

 INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

May 31, 2016

Principal		Fair
Amount		Value
	Federal Home Loan Bank (Continued)
$500,000	2.375%, due 9/10/21	$521,460
500,000	3.0%, due 9/10/21	537,633
500,000	2.375%, due 6/10/22	520,345
1,000,000	2.0%, due 9/9/22	1,016,779
1,000,000	2.5%, due 12/9/22	1,015,967
2,000,000	2.795%, due 10/17/23	2,116,220
1,000,000	2.625%, due 9/12/25	1,040,637
750,000	3.0%, due 10/14/25	750,893
1,000,000	2.6%, due 12/4/25	1,035,139
500,000	2.7%, due 12/29/25	521,554
		16,599,197
	Federal Home Loan Mortgage Corp.
1,000,000	2.0%, due 11/30/20	1,021,305
1,000,000	2.0%, due 12/10/21	1020151
		2,041,456
	Federal National Mortgage Association
1,500,000	1.625%, due 11/27/18	1,523,192
1,000,000	1.7%, due 11/13/20	1,012,479
		2,535,671
Principal		Fair
Amount		Value
	Tennessee Valley Authority
$1,000,000	4.50%, due 4/1/18	$1,065,118

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost - $30,011,436)		30,434,044

MONEY MARKET FUND - 3.1%
	BlackRock Liquidity TempCash
2,547,758	Fund - Dollar Shares, 0.01% (a)	2,547,758
TOTAL MONEY MARKET FUND (Cost - $2,547,758)

TOTAL INVESTMENTS - 99.3% (Cost - $78,945,463) (b)		$80,427,119
Other assets less liabilities - 0.7%		597,734
TOTAL NET ASSETS - 100.0%		$81,024,853

LLC - Limited liability Company

PLC - Public Limited Company

(a)	Variable rate yield; the coupon rate shown represents the rate as of May 31, 2016.

(a)	Variable rate yield; the coupon rate shown represents the rate as of May 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $78,945,463 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,549,347
Unrealized Depreciation:	(67,691)
Net Unrealized Appreciation	$1,481,656

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2016

	Equity	Intermediate
	Growth Fund	Bond Fund
ASSETS:
Investments in securities, at fair value (Cost $84,737,744 and $78,945,463, respectively)	$127,156,387	$80,427,119
Receivable for fund shares sold	108,777	6,139
Dividends and interest receivable	219,308	648,129
Prepaid expenses and other assets	9,366	9,263
Total Assets	127,493,838	81,090,650

LIABILITIES:
Accrued advisory fees	79,476	34,344
Payable for fund shares redeemed	33,506	14,734
Accrued trustee fees	4,419	2,007
Payable to related parties	10,906	3,235
Accrued expenses and other liabilities	10,426	11,477
Total Liabilities	138,733	65,797
Net Assets	$127,355,105	$81,024,853

NET ASSETS CONSIST OF:
Paid in capital	$83,058,568	$80,391,952
Undistributed net investment income	257,006	74,026
Accumulated net realized gain (loss) from investment transactions	1,620,888	(922,781)
Net unrealized appreciation on investments	42,418,643	1,481,656
Net Assets	$127,355,105	$81,024,853

Shares outstanding (unlimited number of shares authorized; no par value)	8,575,204	7,822,700

Net asset value, offering and redemption price per share	$14.85	$10.36
($127,355,105/8,575,204 and $81,024,853/7,822,700, respectively)

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2016

	Equity	Intermediate
	Growth Fund	Bond Fund
INVESTMENT INCOME:
Interest	$6,753	$989,479
Dividends	871,988	—
Total investment income	878,741	989,479

EXPENSES:
Investment advisory fees	459,257	196,707
Administration and fund accounting fees	86,403	62,257
Transfer agency fees	14,037	13,036
Legal fees	12,534	15,041
Trustees’ fees	6,017	5,516
Chief Compliance Officer fees	8,023	4,021
Audit fees	7,772	7,772
Printing expense	7,521	5,014
Registration and filing fees	6,017	6,017
Custody fees	9,026	3,510
Insurance expense	3,761	2,005
Miscellaneous expenses	1,003	1,002
Total expenses	621,371	321,898

Less: Advisory fee waiver (Note 3)	—	(12,946)
Net expenses	621,371	308,952

Net investment income	257,370	680,527

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions	1,626,282	106,998
Net change in unrealized appreciation (depreciation) of investments for the period	(4,563,789)	1,230,478
Net realized and unrealized gain (loss) on investments	(2,937,507)	1,337,476

Net increase (decrease) in net assets resulting from operations	$(2,680,137)	$2,018,003

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$257,370	$430,876
Net realized gain from investment transactions	1,626,282	6,064,515
Net change in unrealized appreciation (depreciation) for the period	(4,563,789)	766,240
Net increase (decrease) in net assets resulting from operations	(2,680,137)	7,261,631

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.05 and $0.06 per share, respectively)	(430,539)	(481,115)
Distributions from net realized gains on investments ($0.74 and $1.05 per share, respectively)	(5,974,940)	(8,023,905)
Total distributions to shareholders	(6,405,479)	(8,505,020)

CAPITAL SHARE TRANSACTIONS (Note 4)	6,732,684	5,958,246

Net increase (decrease) in net assets	(2,352,932)	4,714,857

NET ASSETS:
Beginning of period	129,708,037	124,993,180

End of period (including undistributed net investment income of $257,006 and $430,175, respectively)	$127,355,105	$129,708,037

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$680,527	$1,175,522
Net realized gain from investment transactions	106,998	683,331
Net change in unrealized appreciation (depreciation) for the period	1,230,478	(1,573,487)
Net increase in net assets resulting from operations	2,018,003	285,366

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.09 and $0.17 per share, respectively)	(678,354)	(1,157,256)

CAPITAL SHARE TRANSACTIONS (Note 4)	3,684,673	10,839,699

Net increase in net assets	5,024,322	9,967,809

NET ASSETS:
Beginning of period	76,000,531	66,032,722

End of period (including undistributed net investment income of $74,026 and $71,853, respectively)	$81,024,853	$76,000,531

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$16.00		$16.21	$14.77	$11.37	$10.17	$9.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.03		0.06	0.06	0.10	0.11	0.11
Net realized and unrealized gains (loss) on investments	(0.39)		0.84	1.79	3.31	1.20	0.47
Total from investment operations	(0.36)		0.90	1.85	3.41	1.31	0.58

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		(0.06)	(0.10)	(0.01)	(0.11)	(0.20)
Distribution from net realized gains from security transactions	(0.74)		(1.05)	(0.31)	—	—	—
Total distributions	(0.79)		(1.11)	(0.41)	(0.01)	(0.11)	(0.20)

Net asset value, end of period	$14.85		$16.00	$16.21	$14.77	$11.37	$10.17

Total return (2)	(2.21	)% (4)	6.24%	12.93%	30.00%	12.91%	5.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$127,355		$129,708	$124,993	$119,705	$103,358	$85,684
Ratios to average net assets:
Expenses	1.01	% (3)	1.02%	1.03%	1.02%	1.06%	1.09%
Net investment income	0.42	% (3)	0.36%	0.41%	0.80%	0.95%	1.03%
Portfolio turnover rate	15	% (4)	28%	29%	41%	55%	63%

(1)	Net investment income per share is based on average shares outstanding during the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$10.18		$10.31	$10.25	$10.57	$10.24	$10.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.09		0.18	0.19	0.23	0.24	0.26
Net realized and unrealized gains (losses) on investments	0.18		(0.14)	0.06	(0.33)	0.33	(0.07)
Total from investment operations	0.27		0.04	0.25	(0.10)	0.57	0.19

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.09)		(0.17)	(0.19)	(0.22)	(0.24)	(0.26)
Total distributions	(0.09)		(0.17)	(0.19)	(0.22)	(0.24)	(0.26)

Net asset value, end of period	$10.36		$10.18	$10.31	$10.25	$10.57	$10.24

Total return (2)	2.64	% (4)	0.42%	2.44%	(0.92)%	5.57%	1.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$81,025		$76,001	$66,033	$60,442	$61,892	$59,797
Ratios to average net assets:
Expenses, before waiver	0.82	% (3)	0.84%	0.88%	0.86%	0.91%	0.89%
Expenses, after waiver	0.79	% (3)	0.81%	0.88%	0.86%	0.91%	0.89%
Net investment income	1.73	% (3)	1.72%	1.85%	2.17%	2.28%	2.55%
Portfolio turnover rate	12	% (4)	51%	25%	29%	24%	32%

(1)	Net investment income per share is based on average shares outstanding during the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2016

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Equity Growth Fund (the “Growth Fund”) and the North Country Intermediate Bond Fund (the “Bond Fund”, and together with the Growth Fund, the “Funds”). The Growth Fund’s principal investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust’s Fair Value Committee (the “Committee”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security’s fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2016, in valuing the Funds’ assets carried at fair value.

North Country Equity Growth Fund:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock **	$124,633,165	$—	$—	$124,633,165
Money Market Fund	2,523,222	—	—	2,523,222
Total	$127,156,387	$—	$—	$127,156,387

North Country Intermediate Bond Fund:

Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds**	$—	$47,445,317	$—	$47,445,317
U.S. Government Agency Obligations	—	30,434,044	—	30,434,044
Money Market Fund	2,547,758	—	—	2,547,758
Total	$2,547,758	$77,879,361	$—	$80,427,119

*	The Funds did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management reviewed the tax positions in open tax years 2013 through 2015 and those expected to be taken in the Funds’ fiscal 2016 year-end tax returns, and determined that the Funds do not have a liability for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and New York State.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

Dividends and Distributions – The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Most expenses of the Trust can be directly attributed to a Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Growth Fund and Bond Fund, respectively. For the six months ended May 31, 2016, the Adviser received advisory fees of $459,257 from the Growth Fund and $196,707 from the Bond Fund. The Advisor voluntarily waived 0.05% of the Advisory fee it receives from the Bond Fund for the period starting April 1, 2015 through March 31, 2016. For the six months ended May 31, 2016, the Adviser waived $12,946 of its advisory fee. This amount waived is not subject to recoupment.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for each Fund and distributor for each Fund’s shares.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Certain officers and/or trustees of the Adviser and Administrator are also officers/trustees of the Trust.

NOTE 4. CAPITAL SHARE TRANSACTIONS

At May 31, 2016, there were an unlimited number of shares authorized with no par value. Paid in capital for the Growth Fund and Bond Fund amounted to $83,058,568 and $80,391,952, respectively. Transactions in capital shares were as follows:

Growth Fund:

	For the six months		For the year
	ended		ended
	May 31, 2016		November 30, 2015
	Shares	Amount	Shares	Amount

Shares sold	806,410	$11,568,571	1,135,386	$17,520,864
Shares issued for reinvestment of dividends	75,160	1,110,111	101,207	1,472,240
Shares redeemed	(411,576)	(5,945,998)	(841,971)	(13,034,858)
Net increase (decrease)	469,994	$6,732,684	394,622	$5,958,246

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

Bond Fund:

	For the six months		For the year
	ended		ended
	May 31, 2016		November 30, 2015
	Shares	Amount	Shares	Amount

Shares sold	827,038	$8,479,754	1,913,249	$19,616,507
Shares issued for reinvestment of dividends	4,081	41,966	8,514	87,193
Shares redeemed	(471,238)	(4,837,047)	(863,792)	(8,864,001)
Net increase	359,881	$3,684,673	1,057,971	$10,839,699

NOTE 5. INVESTMENTS

Investment transactions, excluding short-term securities, for the period ended May 31, 2016 were as follows:

		Bond Fund
		Excluding U.S.	U.S.
		Government	Government
	Growth Fund	Securities	Securities
Purchases	$22,827,663	$8,546,202	$4,119,545
Sales	$18,395,405	$5,427,673	$3,528,714

NOTE 6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2015 and fiscal year ended November 30, 2014 was as follows:

For the year ended November 30, 2015:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Growth Fund	$970,967	$7,534,053	$8,505,020
Bond Fund	1,157,256	—	1,157,256

For the year ended November 30, 2014:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Growth Fund	$801,887	$2,489,479	$3,291,366
Bond Fund	1,135,617	—	1,135,617

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

On December 14, 2015, the Growth Fund paid an ordinary income dividend of $0.0532 per share, a short-term capital gain dividend of $0.0215, and a long-term capital gain dividend of $0.7168 per share to shareholders of record on December 11, 2015.

On December 30, 2015, the Bond Fund paid an ordinary income dividend of $0.0133 per share to shareholders of record on December 29, 2015.

As of November 30, 2015, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings
Growth Fund	$603,633	$5,800,578	$—	$—	$46,977,942	$53,382,153
Bond Fund	71,895	—	—	(1,029,779)	251,178	(706,706)

The difference between book basis and tax basis distributable earnings, if any, is primarily attributable to the tax deferral of losses on wash sales.

The Regulated Investment Company Modernization Act of 2010 (the “Act”), which was enacted on December 22, 2010, makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. As of November 30, 2015, the Bond Fund had unused capital loss carry forwards of $1,029,779 available, for federal income tax purposes, to offset future capital gains. Such capital loss carry forwards expire on November 30, 2017. The Bond Fund utilized $683,331 in capital losses in the current fiscal year.

NOTE 7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of May 31, 2016, SEI Private Trust, an account holding shares for the benefit of others in nominee name, held approximately 83% of the voting securities of the Growth Fund and approximately 94% of the Bond Fund.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

NOTE 8. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund in The North Country Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2015 and held until May 31, 2016.

Actual Expenses: The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense	Expenses Paid During
	Account Value	Account Value	Ratio	the Period*
	(12/1/15)	(5/31/16)	(Annualized)	(12/1/15 - 5/31/16)
Equity Growth Fund
Actual	$1,000.00	$977.90	1.01%	$4.99
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.95	1.01%	$5.10
Intermediate Bond Fund
Actual	$1,000.00	$1,026.40	0.79%	$4.00
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) held on January 26, 2016, a majority of the Board, including a majority of trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), unanimously approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between North Country Investment Advisers, Inc. (“NCIA” or the “Adviser”) and the Funds. Fund counsel discussed with the Board its fiduciary responsibility to shareholders and the importance of assessing certain specific factors in its deliberations. Prior to the Meeting, the Adviser provided the Board with a number of written materials, including information relating to: a) the terms of the Advisory Agreement and fee arrangements with the Funds; b) the Adviser’s management and investment personnel; c) the financial condition and stability of the Adviser; d) data comparing each Fund’s fees, operating expenses and performance with that of a group of mutual funds in the same category, as determined by Lipper, Inc., that the Funds’ Administrator determined were similar in size to the Funds (each, a “Peer Group”); and e) past performance of each Fund as compared to its respective benchmark. In addition, the Board engaged in in-person discussions with representatives of the Adviser. The Board also met outside the presence of the Adviser to consider this matter and consulted with independent counsel and the Funds’ Chief Compliance Officer.

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board, the Board’s discussions with key personnel of the Adviser, and the Board’s deliberations. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Board, including the Independent Trustees, reviewed the qualifications of the Adviser’s key personnel, including the experience of the Funds’ portfolio managers, and agreed that sharing resources with its parent bank is a positive aspect of the Adviser’s services to the Funds. The Trustees discussed the Adviser’s compliance program. They also discussed the financial strength and stability of the Adviser. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage the Funds and concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Performance of the Adviser. The Independent Trustees discussed in detail the information provided to them regarding each Fund’s performance compared to its benchmark and an arithmetic average of the total return of the thirty largest funds in each Fund’s Lipper category. The Trustees noted that the Bond Fund had outperformed its Lipper category average for the 1-year period ended December 31, 2015 and had underperformed its Lipper category average for the 3-, 5- and 10-year periods ended December 31, 2015. The Trustees also noted that the Bond Fund performed in-line with the Barclays U.S. Aggregate Bond Index (the “Barclays Index”) and underperformed its former index, the Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index (the “BofA Index”), for the 1-year period; underperformed the Barclays Index and its former BofA Index for the 3-year period; underperformed the Barclays Index and was in-line with its former BofA Index for the 5-year period; and

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

underperformed both indexes for the 10-year period. When evaluating the Bond Fund’s more recent performance, the Trustees took into account that the Bond Fund’s portfolio had been slightly altered when the Fund’s benchmark was changed to the Barclays Index on April 1, 2015. The Trustees noted that the Growth Fund had outperformed its Lipper category average and its benchmark for the 1-year period and, for the 3- and 5-year periods, the Growth Fund outperformed its Lipper category average and slightly underperformed its benchmark. The Trustees further noted that for the 10-year period, the Growth Fund underperformed or was in-line with its Lipper category average and benchmark. The Trustees considered that the Funds’ performance reflects, in part, the conservative manner in which they are managed and concluded that the investment performance of each Fund was sufficient to warrant continuation of the Advisory Agreement.

Cost of Services. With regard to cost of services and fees and expenses, the Trustees reviewed comparative fees charged by advisers to the Peer Group. The Trustees noted that the Bond Fund’s effective management fee was above average relative to the Peer Group, while net expenses as of November 30, 2015 were below the median and higher than the average for the Peer Group. The Trustees also noted that the Growth Fund’s effective management fee and net expenses as of November 30, 2015 were both higher than the average for the Peer Group. The Trustees considered that the Adviser’s voluntary waiver of 0.05% of its advisory fees for the Bond Fund would expire at the end of March. Overall, the Trustees concluded that the cost of the services provided by the Adviser is within a reasonable range and supported continuation of the Advisory Agreement.

Profitability. The Trustees considered the Adviser’s profits realized in connection with the operation of the Funds. The Trustees noted that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Funds. The Independent Trustees considered that NCIA had voluntarily limited the overall expense ratio of each Fund from its inception through the fiscal year ended November 30, 2009 and noted that the Funds are continuing to operate within those limitations. The Trustees concluded that, based on the quality of services provided, the profitability of the Adviser’s relationship with the Funds warranted continuation of the Advisory Agreement.

Economies of Scale. The Trustees noted that the Adviser represented that certain efficiencies may be realized when the level of assets under management in each Fund nears $500 million. The Trustees concluded that they would re-visit the issue of certain benefits to the Funds’ shareholders that might ensue from economies of scale following any significant growth in Fund assets or other change in circumstances.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and with the assistance of independent legal counsel, the Board concluded that the overall arrangements provided under the terms of the Advisory Agreement were reasonable, and that continuance of the Advisory Agreement was in the best interests of the Funds’ shareholders.

Rev July 2011

FACTS	WHAT DO THE NORTH COUNTRY FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The North Country Funds (“The Funds”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-350-2990

Who we are
Who is providing this notice?	The North Country Funds
What we do
How do The Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How do The Funds collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as Glens Falls National Bank and Trust Company and North Country Investment Advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-350-2990.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/ s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/5/16

By (Signature and Title)

/s/ Harris Cohen

Harris Cohen, Principal Financial Officer

Date 8/5/16